Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories	Inventories:

	December 31, 2024	December 31, 2023
Raw materials and consumables	$15,306	$15,085
Work-in-progress	6,622	15,041
Finished goods	26,952	7,169
Service inventory	7,537	8,575
	$56,417	$45,870
In 2024, the amount of raw materials and consumables, finished goods and work-in-progress recognized as cost of product and service revenues amounted to $81,785,000 (2023 - $103,850,000).
In 2024, the Corporation recorded negative inventory impairment and onerous contract provision adjustments of $11,818,000 (2023 - $17,181,000) and reversed previously recorded adjustments of $6,200,000 (2023 - $2,203,000) primarily related to the sale or consumption of inventory previously provided for including on certain onerous contracts, resulting in net negative inventory impairment and onerous contract provision adjustments of $5,618,000 (2023 - $14,978,000). Write-downs and reversals are included in either cost of product and service revenues, or research and product development expense, depending on the nature of inventory.